Trade accounts receivable - Changes in Allowance for Doubtful Accounts and Main Customers (Details) BRL in Thousands	12 Months Ended
	Dec. 31, 2017 BRL customer	Dec. 31, 2016 BRL	Dec. 31, 2015 BRL
Main customers
Number of major customers | customer	3
Percentage of Company's net revenue	46.00%	49.00%	54.00%
Trade accounts receivable
Changes in the allowance for doubtful accounts are as follows:
At the beginning of the year	BRL (6,683)	BRL (6,683)	BRL (7,153)
Reversal	325	470
Provision	(67)
At the end of the year	BRL (6,425)	BRL (6,683)	BRL (6,683)